Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Net loss for the year before income tax	$ (1,624,000)	$ (3,949,000)	$ (7,906,000)
Combined federal and provincial tax rate	26.00%	26.00%	25.00%
Expected income tax recovery	(422,000)	(1,020,000)	(1,977,000)
Items not deductible for tax purposes	1,000	21,000	218,000
Effect of foreign exchange changes and adjustments	1,279,000	656,000	39,000
Re-domicile tax effect	0	0	0
Change in valuation allowance	(826,627)	357,189	1,742,119
Income Tax Expense (Benefit), Total	$ 31,373	$ 14,189	$ 22,119